Jul. 22, 2022
BNY Mellon Diversified International Fund
BNY Mellon Diversified International Fund

July 22, 2022

BNY MELLON INVESTMENT FUNDS V, INC.

BNY Mellon Diversified International Fund

Supplement to Current Prospectus and Summary Prospectus

The fund no longer includes BNY Mellon International Small Cap Fund or BNY Mellon Emerging Markets Securities Fund as underlying fund investment options. Accordingly, all references in the prospectus to BNY Mellon International Small Cap Fund and BNY Mellon Emerging Markets Securities Fund as underlying fund investment options are removed.

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